Related Party Transactions (Details) In Thousands, unless otherwise specified	3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended
	Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2013 Guarantee Fee [Member] USD ($)		Jun. 30, 2013 Guarantee Fee [Member] CNY		Jun. 30, 2012 Guarantee Fee [Member] CNY		Jun. 30, 2013 Guarantee Fee [Member] USD ($)		Jun. 30, 2013 Guarantee Fee [Member] CNY		Jun. 30, 2012 Guarantee Fee [Member] CNY		Jun. 30, 2013 Service Fee [Member] USD ($)		Jun. 30, 2013 Service Fee [Member] CNY		Jun. 30, 2012 Service Fee [Member] CNY		Jun. 30, 2013 Service Fee [Member] USD ($)		Jun. 30, 2013 Service Fee [Member] CNY		Jun. 30, 2012 Service Fee [Member] CNY		Jun. 30, 2013 Product [Member] USD ($)		Jun. 30, 2013 Product [Member] CNY		Jun. 30, 2012 Product [Member] CNY		Jun. 30, 2013 Product [Member] USD ($)		Jun. 30, 2013 Product [Member] CNY		Jun. 30, 2012 Product [Member] CNY		Jun. 30, 2013 Cogobuy [Member] USD ($)		Jun. 30, 2013 Cogobuy [Member] CNY		Dec. 31, 2012 Cogobuy [Member] CNY
Related Party Transaction [Line Items]
Sales of products																																					$ 9,497	[1]	58,285	[2]	0	[1]	$ 17,241	[1]	105,812	[3]	0	[1]
Purchase of products	3,513	[2]	21,562	[2]	0	[2]	12,743	[2]	78,209	[2]	0	[2]
Purchase of services	560	[4]	3,435	[4]	0	[4]	1,084	[4]	6,656	[4]	0	[4]
Related Party Transaction, Fees													250	[5]	1,534	[5]	0	[5]	502	[5]	3,087	[5]	0	[5]	501	[6]	3,076	[6]	0	[6]	790	[6]	4,842	[6]	0	[6]
Receipt on behalf of Cogobuy	0	[7]	0	[7]	0	[7]	14,725	[7]	90,376	[7]	0	[7]
Payment by Cogobuy on behalf of the Group	485	[8]	2,979	[8]	0	[8]	6,277	[8]	38,524	[8]	0	[8]
Current assets/liabilities
Amount due from/ (to) Cogobuy																																																	$ (27,966)	[3]	(171,638)	[3]	35,743	[3]

[1]	For the three months and six months ended June 30, 2013, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Cogobuy.
[2]	For the three months and six months ended June 30, 2013, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Cogobuy.
[3]	As of June 30, 2013 and December 31, 2012, the amount due from/ (to) Cogobuy was unsecured, interest-free and repayable within one year.
[4]	For the three months and six months ended June 30, 2013, the Group purchased e-commerce services from Cogobuy.
[5]	For the three months and six months ended June 30, 2013, the Group charged a guarantee fee of USD250 thousand per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.
[6]	For the three months and six months ended June 30, 2013, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.
[7]	For the three months ended June 30, 2013, the Group had no receipts from customer of Cogobuy on behalf of Cogobuy. For the six months ended June 30, 2013, the Group received RMB90,376 thousand (USD14,725 thousand) from customers of Cogobuy on behalf of Cogobuy.
[8]	For the three months and six months ended June 30, 2013, Cogobuy paid RMB2,979 thousand (USD485 thousand) and RMB38,524 thousand (USD6,277 thousand) to suppliers of the Group on behalf of the Group.